INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	March 31,
	2023	2022

Patents and licenses	$1,175,580	$1,084,081
Less accumulated amortization	(467,091)	(186,927)
Less impairment	(324,397)	—
	384,092	897,154

Software development costs	655,641	583,826
Less impairment	(655,641)	—
	—	583,826
	$384,092	$1,480,980